NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF OPERATIONS	NATURE OF OPERATIONS
MedAvail Holdings, Inc., or MedAvail, or the Company, a Delaware corporation formerly known as MYOS RENS Technology, is a telehealth-enabled pharmacy technology company that has developed and commercialized an innovative self-service pharmacy, mobile application, kiosk and drive-thru solution. MedAvail's principal technology and product is the MedCenter, a pharmacist controlled, customer-interactive, prescription dispensing system akin to a “pharmacy in a box” or prescription-dispensing ATM. The MedCenter facilitates live pharmacist counselling via two-way audio-video communication with the ability to dispense prescription medicines under pharmacist control. MedAvail also operates SpotRx, or the Pharmacy, a full-service retail pharmacy utilizing the Company’s automated pharmacy technology.
Merger Agreement
On June 30, 2020, MYOS RENS Technology Inc., a Nevada corporation, or MYOS, and MedAvail, Inc., or MAI, a Delaware corporation based in Canada, entered into an Agreement and Plan of Merger and Reorganization, or Merger Agreement, by and among MYOS, MAI, and Matrix Merger Sub, Inc., a newly-created wholly-owned subsidiary of MYOS, or Merger Sub, pursuant to which, subject to the satisfaction or waiver of the conditions set forth in the Merger Agreement, Merger Sub merged with and into MAI, with MAI being the surviving corporation and a wholly-owned subsidiary of MYOS, or the Merger. The Boards of Directors of MYOS and MAI both approved the Merger and recommended approval of the Merger by their respective shareholders.
Immediately prior to the merger, Private Placement Shares were sold by MAI to certain subscribers in a total of $83.9 million. These shares were converted to common shares of the Post-Merger Public Company shares immediately following the merger.
At November 17, 2020, the effective time of the Merger, or Effective Time: (a) each share of MAI’s common stock and each share of MAI’s preferred stock outstanding immediately prior to the Effective Time, excluding any dissenting shares, was automatically converted solely into the right to receive a number of shares of MYOS common stock, or “MYOS Common Stock”, calculated according to the exchange ratio described below; (b) each outstanding MAI stock option that was not exercised prior to the Effective Time was assumed by MYOS; and (c) each outstanding warrant to acquire MAI capital stock that was not exercised prior to the Effective Time was assumed by MYOS. Under the exchange ratio formula in the Merger Agreement, as of immediately after the Merger, the former MAI security holders owned approximately 96.8% of the aggregate number of fully-diluted shares of MYOS Common Stock outstanding following the consummation of the Merger, or the Post-Closing Shares, and the shareholders of MYOS immediately prior to the Merger owned approximately 3.2% of the Post-Closing Shares, subject to the adjustments set forth in the Merger Agreement. The exchange ratio was fixed prior to the closing of the Merger to reflect MYOS’s and MAI’s respective capitalizations as of immediately prior to the Effective Time. The Merger qualifies for federal income tax purposes as a tax-free reorganization under the provisions of Section 368(a) of the Internal Revenue Code of 1986, as amended.
Immediately following the Merger, the name of the post-merger combined company, or the Post-Merger Combined Company, was changed from “MYOS RENS Technology Inc.” to “MedAvail Holdings, Inc.” The Merger Agreement provided that the Board of Directors of the Post-Merger Combined Company consists of members who were directors of MAI immediately prior to the Merger. The executive officers of the Post-Merger Combined Company were designated by MAI, and are MAI’s executive officers from immediately preceding the Merger.
Accounting For Merger
The Merger was treated as a reverse recapitalization effected by a share exchange for financial accounting and reporting purposes since substantially all of MYOS’s operations were disposed of immediately following the consummation of the Merger as a stock dividend to former MYOS shareholders. In connection with the Merger, MedAvail paid cash of $2.0 million and issued a $3.0 million promissory note, of which, the first payment of $1.0 million was made at closing, to MYOS, Inc. The assets and liabilities and the historical operations that are reflected in these consolidated financial statements are those of MAI as if MAI had always been the reporting company. All reference to MedAvail Holdings, Inc. shares of common stock, warrants and options have been presented on a Post-Merger, post-reverse split basis. Equity is also that of MAI, with an adjustment for the fair value of the accounting acquiree, which, due to the disposal of the historical assets and liabilities, consists only of the cash and promissory note issued to MYOS Corp.
Expenses related to the Merger were expensed as incurred. Certain expenses were incurred in conjunction with the private placement stock offering, and such expenses were recorded as a cost of issuing equity and reported in additional paid-in-capital.